SCHEDULE OF COST OF REVENUE AND ACCOUNTS PAYABLE (Details) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member]		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vendor A [Member]
Concentration Risk [Line Items]
Cost of revenue percentage	[1]	3.00%	13.00%
Vendor B [Member]
Concentration Risk [Line Items]
Cost of revenue percentage	[2]	2.00%	12.00%	23.00%
Vendor C [Member]
Concentration Risk [Line Items]
Cost of revenue percentage	[3]	26.00%
Vendor D [Member]
Concentration Risk [Line Items]
Cost of revenue percentage	[4]	25.00%
Vendor E [Member]
Concentration Risk [Line Items]
Cost of revenue percentage	[5]	3.00%	4.00%	17.00%
Vendor F [Member]
Concentration Risk [Line Items]
Cost of revenue percentage	[6]	3.00%	4.00%	12.00%

[1]	Vendor A is a cybersecurity company that provide Trellix cybersecurity solutions.
[2]	Vendor B is a company specialized in cloud-based technology solutions.
[3]	Vendor C is technology solutions company that provides smart POS, QR code terminals and payment solutions.
[4]	Vendor D is a technology company engaged in software development and IT implementation consulting services.
[5]	Vendor E is a company that sells and support the implementation and operation of cybersecurity products and could services.
[6]	Vendor E is a technology company specialized in cryptography.